CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY AND COMPREHENSIVE INCOME
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests, Tax Effect	$ 0	$ 9,798	$ 0
Adjustment to Additional Paid in Capital, Income Tax Effect from Share-based Compensation, Net	399	0	0
Income Tax Effects Allocated Directly to Equity, Employee Stock Options	0	474	(258)
Proceeds from disgorgement of stockholder short-swing profits, tax	$ 6	$ 29	$ 3